Document and Entity Information	Oct. 26, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001828522
Document Type	8-K
Document Period End Date	Oct. 26, 2022
Entity Registrant Name	eFFECTOR Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-39866
Entity Tax Identification Number	85-3306396
Entity Address, Address Line One	142 North Cedros Avenue
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Solana Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92075
City Area Code	(858)
Local Phone Number	925-8215
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock 0.0001 Par Value Per Share 2 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	EFTR
Security Exchange Name	NASDAQ
Warrants To Purchase Common Stock 1 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	EFTRW
Security Exchange Name	NASDAQ